DESCRIPTION OF PLAN - Contributions (Details) - 401(k) Profit Sharing Plan	12 Months Ended
Dec. 31, 2025 item
PLAN TERMINATION
Non-elective contribution, Percentage of participant eligible compensation	4.00%
Increment percentage	5.00%
Number of Mutual Funds	43
Number of common/collective portfolios	10
Number of money market/cash equivalent funds	2
Minimum
PLAN TERMINATION
Employee contribution (in percentage)	1.00%
Maximum
PLAN TERMINATION
Employee contribution (in percentage)	100.00%
Non-union employees hired after December 31, 2012
PLAN TERMINATION
Employer contribution (in percentage)	50.00%
Percentage of participant eligible compensation	6.00%
Non-elective contribution, Percentage of participant eligible compensation	4.00%
Non-union employees hired on or before December 31, 2012
PLAN TERMINATION
Employer contribution (in percentage)	50.00%
Percentage of participant eligible compensation	2.00%